Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
AmpliPhi Biosciences Corporation [Member]
(Loss) Income from Continuing Operations Before Income Taxes

Loss before income taxes consisted of the following components:

	Year Ended December 31,
	2018	2017
United States	$(7,221,000)	$(6,934,000)
Foreign	(5,217,000)	(7,206,000)
Total	$(12,438,000)	$(14,140,000)

Income Tax Benefit

The benefit from income taxes consisted of the following components:

	Year Ended December 31,
	2018	2017
Current:
Federal	$—	$—
State	—	—
Foreign	—	—
	—	—
Deferred:
Federal	—	—
State	—	—
Foreign	(328,000)	(1,302,000)
	(328,000)	(1,302,000)
Total	$(328,000)	$(1,302,000)

Components of Deferred Tax Assets

Significant components of the Company’s deferred tax assets and liabilities were as follows:

	December 31,
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$44,157,000	$44,049,000
Research and development and other tax credits, net	2,523,000	3,109,000
Stock-based compensation	272,000	188,000
Other	196,000	165,000
	47,148,000	47,511,000
Valuation allowance	(47,148,000)	(47,511,000)
Total deferred tax assets	—	—

Deferred tax liabilities:
In-process research and development	(819,000)	(1,147,000)
Total deferred tax liabilities	$(819,000)	$(1,147,000)

Reconciliation of Statutory to Effective Tax Rates

The differences between the Company’s effective tax rate and the U.S. federal statutory tax rate were as follows:

	December 31,
	2018	2017

U.S. federal statutory income tax rate	21.0%	34.0%
Adjustments for tax effects of:
Fair value of derivative liabilities	0.2%	3.6%
Foreign rate differential	0.3%	(4.4)%
Stock-based compensation	(0.3)%	(1.0)%
State taxes, net of federal benefit	0.3%	(1.7)%
Australia refundable R&D tax offset	(4.6)%	(2.4)%
NOL and credit expiration	(20.3)%	—%
Effect of change in statutory tax rates	(0.3)%	(184.2)%
Change in reserve of uncertain tax positions	3.2%	—%
Change in valuation allowance	3.4%	170.9%
All other	(0.1)%	(5.6)%
Effective income tax rate	2.8%	9.2%

C3J [Member]
Components of Deferred Tax Assets

	December 31,
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$17,035,000	$13,801,000
Capitalized research and development	15,504,000	15,502,000
Deferred consideration	313,000	—
Stock-based compensation	934,000	927,000
Depreciation and amortization	1,237,000	80,000
Deferred rent	189,000	226,000
Other	906,000	904,000
	36,118,000	31,440,000
Valuation allowance	(36,118,000)	(31,440,000)
Total deferred tax assets	$—	$—

Reconciliation of Statutory to Effective Tax Rates

	December 31,
	2018	2017
U.S. federal statutory income tax rate	21.0%	34.0%
Adjustments for tax effects of:
State income taxes, net of federal tax	7.0%	13.8%
Change in tax rate	0.0%	(97.0)%
Stock-based compensation	0.0%	(7.9)%
Loss on sale of foreign subsidiary	0.0%	6.6%
Change in valuation allowance	(28.0)%	50.5%
Effective income tax rate	0.0%	0.0%